Schedule of Investments(a)
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.53%
Aerospace & Defense–1.55%
Lockheed Martin Corp.	48,519	$17,927,771
Air Freight & Logistics–2.27%
United Parcel Service, Inc., Class B	154,313	26,231,667
Application Software–1.03%
Workday, Inc., Class A(b)	47,842	11,885,388
Automobile Manufacturers–1.26%
General Motors Co.	253,129	14,544,792
Automotive Retail–1.85%
CarMax, Inc.(b)	85,718	11,371,350
O’Reilly Automotive, Inc.(b)	19,818	10,052,680
		21,424,030
Biotechnology–0.30%
Neurocrine Biosciences, Inc.(b)	35,132	3,416,587
Cable & Satellite–1.73%
Comcast Corp., Class A	369,093	19,971,622
Commodity Chemicals–0.47%
Valvoline, Inc.	207,084	5,398,680
Communications Equipment–1.34%
Motorola Solutions, Inc.	82,773	15,565,463
Construction Machinery & Heavy Trucks–0.95%
Caterpillar, Inc.	47,683	11,056,257
Construction Materials–0.87%
Vulcan Materials Co.	59,912	10,110,150
Consumer Finance–2.18%
Capital One Financial Corp.	198,224	25,220,040
Data Processing & Outsourced Services–3.26%
Fiserv, Inc.(b)	155,820	18,548,813
Mastercard, Inc., Class A	53,997	19,225,632
		37,774,445
Distillers & Vintners–1.55%
Constellation Brands, Inc., Class A	78,745	17,953,860
Diversified Banks–3.60%
JPMorgan Chase & Co.	273,891	41,694,427
Electric Utilities–1.44%
FirstEnergy Corp.	479,273	16,625,980
Electrical Components & Equipment–0.99%
Hubbell, Inc.	23,649	4,419,762
Rockwell Automation, Inc.	26,612	7,063,889
		11,483,651
Environmental & Facilities Services–0.69%
Waste Connections, Inc.	74,015	7,992,140
Shares		Value
Financial Exchanges & Data–1.58%
Intercontinental Exchange, Inc.	163,732	$18,285,590
Food Distributors–1.02%
Sysco Corp.	150,622	11,859,976
General Merchandise Stores–1.25%
Target Corp.	73,181	14,494,961
Health Care Facilities–2.56%
HCA Healthcare, Inc.	157,243	29,615,147
Health Care Services–1.47%
CVS Health Corp.	225,656	16,976,101
Health Care Supplies–0.42%
Alcon, Inc. (Switzerland)	69,619	4,885,861
Home Improvement Retail–2.12%
Home Depot, Inc. (The)	80,350	24,526,837
Homebuilding–0.94%
D.R. Horton, Inc.	122,428	10,910,783
Hotels, Resorts & Cruise Lines–1.37%
Airbnb, Inc., Class A(b)(c)	18,744	3,522,747
Booking Holdings, Inc.(b)	5,285	12,313,205
		15,835,952
Household Products–2.44%
Procter & Gamble Co. (The)	178,676	24,198,091
Reckitt Benckiser Group PLC (United Kingdom)	45,741	4,097,976
		28,296,067
Industrial Conglomerates–1.09%
Honeywell International, Inc.	57,882	12,564,446
Industrial Machinery–1.08%
Otis Worldwide Corp.	182,216	12,472,685
Industrial REITs–2.47%
Prologis, Inc.	269,956	28,615,336
Integrated Telecommunication Services–1.94%
Verizon Communications, Inc.	386,260	22,461,019
Interactive Home Entertainment–0.96%
Zynga, Inc., Class A(b)	1,093,115	11,160,704
Interactive Media & Services–3.86%
Facebook, Inc., Class A(b)	136,919	40,326,753
Snap, Inc., Class A(b)	82,399	4,308,644
		44,635,397
Internet & Direct Marketing Retail–5.67%
Amazon.com, Inc.(b)	21,199	65,591,402
Internet Services & Infrastructure–0.12%
Snowflake, Inc., Class A(b)	6,162	1,412,823

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Shares		Value
IT Consulting & Other Services–2.10%
Accenture PLC, Class A	63,498	$17,541,322
Amdocs Ltd.	95,739	6,716,091
		24,257,413
Life Sciences Tools & Services–2.13%
Avantor, Inc.(b)	197,906	5,725,420
Thermo Fisher Scientific, Inc.	41,370	18,880,441
		24,605,861
Managed Health Care–3.28%
UnitedHealth Group, Inc.	102,096	37,986,859
Movies & Entertainment–1.45%
Netflix, Inc.(b)	28,522	14,878,786
Warner Music Group Corp., Class A	56,315	1,933,294
		16,812,080
Oil & Gas Exploration & Production–0.57%
Cabot Oil & Gas Corp.	349,576	6,565,037
Oil & Gas Refining & Marketing–0.64%
Valero Energy Corp.	104,135	7,456,066
Oil & Gas Storage & Transportation–0.62%
Magellan Midstream Partners L.P.	166,130	7,203,397
Other Diversified Financial Services–2.20%
Equitable Holdings, Inc.	781,214	25,483,201
Packaged Foods & Meats–1.30%
a2 Milk Co. Ltd. (The) (New Zealand)(b)	292,469	1,735,903
Mondelez International, Inc., Class A	226,785	13,273,726
		15,009,629
Pharmaceuticals–3.88%
AstraZeneca PLC, ADR (United Kingdom)(c)	446,725	22,211,167
Eli Lilly and Co.	121,433	22,686,113
		44,897,280
Property & Casualty Insurance–1.75%
Progressive Corp. (The)	212,368	20,304,504
Railroads–1.35%
Union Pacific Corp.	70,993	15,647,567
Regional Banks–0.25%
CIT Group, Inc.	56,181	2,893,883
Shares		Value
Semiconductor Equipment–3.07%
Applied Materials, Inc.	266,385	$35,589,036
Semiconductors–4.56%
QUALCOMM, Inc.	224,318	29,742,324
Texas Instruments, Inc.	122,104	23,076,435
		52,818,759
Systems Software–7.96%
Microsoft Corp.	391,030	92,193,143
Technology Hardware, Storage & Peripherals–1.63%
Apple, Inc.	154,958	18,928,120
Thrifts & Mortgage Finance–0.65%
Rocket Cos., Inc., Class A	326,717	7,543,896
Water Utilities–0.45%
American Water Works Co., Inc.	34,907	5,233,257
Total Common Stocks & Other Equity Interests (Cost $738,149,663)		1,152,307,025
Money Market Funds–0.47%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	1,896,367	1,896,367
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	1,353,997	1,354,539
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	2,167,276	2,167,276
Total Money Market Funds (Cost $5,418,182)		5,418,182
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.00% (Cost $743,567,845)		1,157,725,207
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.34%
Invesco Private Government Fund, 0.02%(d)(e)(f)	1,595,885	1,595,885
Invesco Private Prime Fund, 0.12%(d)(e)(f)	2,392,870	2,393,828
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,989,713)		3,989,713
TOTAL INVESTMENTS IN SECURITIES–100.34% (Cost $747,557,558)		1,161,714,920
OTHER ASSETS LESS LIABILITIES—(0.34)%		(3,905,685)
NET ASSETS–100.00%		$1,157,809,235
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at March 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,204,226	$15,985,739	$(15,293,598)	$-	$-	$1,896,367	$143
Invesco Liquid Assets Portfolio, Institutional Class	860,151	11,418,385	(10,924,083)	-	86	1,354,539	65
Invesco Treasury Portfolio, Institutional Class	1,376,258	18,269,416	(17,478,398)	-	-	2,167,276	55
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	15,066,809	(13,470,924)	-	-	1,595,885	17*
Invesco Private Prime Fund	-	22,600,202	(20,206,374)	-	-	2,393,828	206*
Total	$3,440,635	$83,340,551	$(77,373,377)	$-	$86	$9,407,895	$486

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Fund®

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,146,473,146	$5,833,879	$—	$1,152,307,025
Money Market Funds	5,418,182	3,989,713	—	9,407,895
Total Investments	$1,151,891,328	$9,823,592	$—	$1,161,714,920
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective April 30, 2021, the name of the Fund and all references thereto changed from Invesco Oppenheimer V.I. Main Street Fund to Invesco V.I. Main Street Fund®.
Invesco V.I. Main Street Fund®